EQUITY (Schedule of Share Capital) (Details) - shares	Dec. 31, 2017	Sep. 21, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Authorized number of shares	32,244,508		32,244,508
Issued and outstanding number of shares	27,047,737	5,037,664	21,930,449